UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2019
Date of reporting period: January 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	January 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (92.95%)
COMMUNICATION SERVICES – (15.30%)
Media & Entertainment – (15.30%)
Alphabet Inc., Class C *	15,931	$17,784,890
Facebook, Inc., Class A *	38,900	6,484,241
Naspers Ltd. - N (South Africa)	11,191	2,564,934
	Total Communication Services	26,834,065
CONSUMER DISCRETIONARY – (16.05%)
Automobiles & Components – (1.23%)
Adient plc	109,612	2,163,741
Consumer Services – (3.29%)
New Oriental Education & Technology Group, Inc., ADR (China)*	74,842	5,765,828
Retailing – (11.53%)
Alibaba Group Holding Ltd., ADR (China)*	16,845	2,838,214
Amazon.com, Inc. *	10,115	17,384,954
		20,223,168
	Total Consumer Discretionary	28,152,737
ENERGY – (4.84%)
Apache Corp.	200,191	6,570,269
Encana Corp. (Canada)	278,304	1,914,731
	Total Energy	8,485,000
FINANCIALS – (39.88%)
Banks – (10.25%)
JPMorgan Chase & Co.	51,818	5,363,163
U.S. Bancorp	111,411	5,699,787
Wells Fargo & Co.	141,250	6,908,537
		17,971,487
Diversified Financials – (25.80%)
Capital Markets – (4.36%)
Bank of New York Mellon Corp.	146,129	7,645,469
Consumer Finance – (10.54%)
American Express Co.	70,237	7,213,340
Capital One Financial Corp.	139,834	11,269,222
		18,482,562
Diversified Financial Services – (10.90%)
Berkshire Hathaway Inc., Class B *	93,042	19,123,853
		45,251,884
Insurance – (3.83%)
Property & Casualty Insurance – (3.83%)
Markel Corp. *	6,379	6,720,340
	Total Financials	69,943,711
HEALTH CARE – (0.96%)
Health Care Equipment & Services – (0.96%)
CVS Health Corp.	16,542	1,084,328
Quest Diagnostics Inc.	6,860	599,221
	Total Health Care	1,683,549
INDUSTRIALS – (14.33%)
Capital Goods – (14.33%)
Ferguson PLC (United Kingdom)	65,290	4,362,212
General Electric Co.	694,125	7,052,310
Safran S.A. (France)	15,013	1,967,553

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	January 31, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	United Technologies Corp.	99,522	$11,750,563
		Total Industrials	25,132,638
MATERIALS – (1.59%)
	LafargeHolcim Ltd. (Switzerland)	59,790	2,795,595
		Total Materials	2,795,595
	TOTAL COMMON STOCK – (Identified cost $159,066,018)		163,027,295
SHORT-TERM INVESTMENTS – (6.37%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $3,967,284 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-10.00%, 02/25/19-02/01/57, total market value $4,046,340)	$3,967,000	3,967,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.55%, 02/01/19, dated 01/31/19, repurchase value of $1,650,117 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 01/02/20, total market value $1,683,000)	1,650,000	1,650,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $2,381,171 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/19-12/20/68, total market value $2,428,620)	2,381,000	2,381,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.57%, 02/01/19, dated 01/31/19, repurchase value of $3,174,227 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.15%-4.50%, 03/01/27-02/01/49, total market value $3,237,480)	3,174,000	3,174,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,172,000)		11,172,000
	Total Investments – (99.32%) – (Identified cost $170,238,018)		174,199,295
	Other Assets Less Liabilities – (0.68%)		1,196,750
		Net Assets – (100.00%)	$175,396,045

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	January 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.44%)
COMMUNICATION SERVICES – (3.17%)
Media & Entertainment – (3.17%)
Alphabet Inc., Class C *	4,010	$4,476,644
	Total Communication Services	4,476,644
FINANCIALS – (96.27%)
Banks – (31.72%)
Bank of America Corp.	95,000	2,704,650
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	96,160	3,370,408
Danske Bank A/S (Denmark)	58,590	1,082,438
DBS Group Holdings Ltd. (Singapore)	248,032	4,407,165
DNB ASA (Norway)	311,300	5,512,560
JPMorgan Chase & Co.	63,469	6,569,042
PNC Financial Services Group, Inc.	29,223	3,584,785
U.S. Bancorp	214,794	10,988,861
Wells Fargo & Co.	133,288	6,519,116
		44,739,025
Diversified Financials – (42.14%)
Capital Markets – (21.41%)
Bank of New York Mellon Corp.	140,449	7,348,292
Blackstone Group L.P.	46,120	1,554,244
Charles Schwab Corp.	46,258	2,163,486
Goldman Sachs Group, Inc.	20,836	4,125,736
Julius Baer Group Ltd. (Switzerland)	107,548	4,306,462
KKR & Co. Inc., Class A	144,406	3,241,915
Oaktree Capital Group LLC, Class A	75,099	3,065,541
State Street Corp.	61,872	4,386,725
		30,192,401
Consumer Finance – (12.30%)
American Express Co.	78,606	8,072,836
Capital One Financial Corp.	115,128	9,278,166
		17,351,002
Diversified Financial Services – (8.43%)
Berkshire Hathaway Inc., Class B *	50,394	10,357,983
Visa Inc., Class A	11,332	1,529,933
		11,887,916
		59,431,319
Insurance – (22.41%)
Multi-line Insurance – (4.06%)
Loews Corp.	119,429	5,720,649
Property & Casualty Insurance – (10.11%)
Chubb Ltd.	47,315	6,295,261
Markel Corp. *	7,555	7,959,268
		14,254,529
Reinsurance – (8.24%)
Alleghany Corp.	7,019	4,432,920
Everest Re Group, Ltd.	13,928	3,050,928
Greenlight Capital Re, Ltd., Class A *	106,260	1,101,916

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	January 31, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	31,756	$3,039,405
			11,625,169
			31,600,347
		Total Financials	135,770,691
	TOTAL COMMON STOCK – (Identified cost $142,539,075)		140,247,335
SHORT-TERM INVESTMENTS – (0.51%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $253,018 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-10.00%, 02/25/19-02/01/57, total market value $258,060)	$253,000	253,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.55%, 02/01/19, dated 01/31/19, repurchase value of $105,007 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 01/02/20, total market value $107,100)	105,000	105,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $152,011 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.01%-4.875%, 06/01/20-01/01/57, total market value $155,040)	152,000	152,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.57%, 02/01/19, dated 01/31/19, repurchase value of $202,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.15%-4.00%, 11/01/25-02/01/49, total market value $206,040)	202,000	202,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $712,000)		712,000
	Total Investments – (99.95%) – (Identified cost $143,251,075)		140,959,335
	Other Assets Less Liabilities – (0.05%)		72,933
	Net Assets – (100.00%)		$141,032,268

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	January 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.37%)
COMMUNICATION SERVICES – (19.40%)
Media & Entertainment – (19.40%)
Alphabet Inc., Class C *	12,539	$13,998,163
Baidu, Inc., Class A, ADR (China)*	9,858	1,701,786
Facebook, Inc., Class A *	47,901	7,984,618
Fang Holdings Ltd., Class A, ADR (China)*	76,409	129,131
iQIYI, Inc., Class A, ADR (China)*	130,350	2,622,642
Naspers Ltd. - N (South Africa)	50,748	11,631,245
	Total Communication Services	38,067,585
CONSUMER DISCRETIONARY – (26.68%)
Automobiles & Components – (1.16%)
Adient plc	115,727	2,284,451
Consumer Services – (7.15%)
New Oriental Education & Technology Group, Inc., ADR (China)*	159,357	12,276,864
Tarena International, Inc., Class A, ADR (China)	267,102	1,752,189
		14,029,053
Retailing – (18.37%)
Alibaba Group Holding Ltd., ADR (China)*	69,674	11,739,372
Amazon.com, Inc. *	7,257	12,472,824
JD.com, Inc., Class A, ADR (China)*	387,711	9,634,618
Quotient Technology Inc. *	219,116	2,191,160
		36,037,974
	Total Consumer Discretionary	52,351,478
ENERGY – (6.77%)
Apache Corp.	199,453	6,546,047
Encana Corp. (Canada)	734,993	5,056,752
Seven Generations Energy Ltd., Class A (Canada)*	216,714	1,682,319
	Total Energy	13,285,118
FINANCIALS – (27.04%)
Banks – (11.84%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	118,637	4,158,227
Danske Bank A/S (Denmark)	192,233	3,551,465
DBS Group Holdings Ltd. (Singapore)	273,600	4,861,471
DNB ASA (Norway)	119,558	2,117,156
Wells Fargo & Co.	174,752	8,547,120
		23,235,439
Diversified Financials – (11.60%)
Capital Markets – (1.70%)
Noah Holdings Ltd., ADS (China)*	71,055	3,339,585
Consumer Finance – (5.14%)
Capital One Financial Corp.	105,636	8,513,205
Yirendai Ltd., ADR (China)	139,618	1,559,533
		10,072,738
Diversified Financial Services – (4.76%)
Berkshire Hathaway Inc., Class B *	45,451	9,341,999
		22,754,322
Insurance – (3.60%)
Multi-line Insurance – (3.60%)
Sul America S.A. (Brazil)	802,897	7,066,515
	Total Financials	53,056,276

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (11.14%)
Capital Goods – (9.51%)
Ferguson PLC (United Kingdom)	130,030	$8,687,677
General Electric Co.	303,045	3,078,937
United Technologies Corp.	58,355	6,889,975
		18,656,589
Transportation – (1.63%)
CAR Inc. (China)*	237,190	197,377
InterGlobe Aviation Ltd. (India)	180,508	3,009,017
		3,206,394
	Total Industrials	21,862,983
INFORMATION TECHNOLOGY – (6.58%)
Semiconductors & Semiconductor Equipment – (1.72%)
Applied Materials, Inc.	86,376	3,375,574
Technology Hardware & Equipment – (4.86%)
Hollysys Automation Technologies Ltd. (China)	462,209	9,530,750
	Total Information Technology	12,906,324
MATERIALS – (1.76%)
LafargeHolcim Ltd. (Switzerland)	74,104	3,464,873
	Total Materials	3,464,873
TOTAL COMMON STOCK – (Identified cost $217,172,760)		194,994,637
SHORT-TERM INVESTMENTS – (0.36%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $251,018 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-10.00%, 02/25/19-02/01/57, total market value $256,020)	$251,000	251,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.55%, 02/01/19, dated 01/31/19, repurchase value of $105,007 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 01/02/20, total market value $107,100)	105,000	105,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $151,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.355%, 01/01/29-04/01/48, total market value $154,020)	151,000	151,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.57%, 02/01/19, dated 01/31/19, repurchase value of $201,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.15%-4.00%, 03/01/27-02/01/49, total market value $205,020)	201,000	201,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $708,000)		708,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2019 (Unaudited)

	Total Investments – (99.73%) – (Identified cost $217,880,760)	$195,702,637
	Other Assets Less Liabilities – (0.27%)	535,484
	Net Assets – (100.00%)	$196,238,121

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	January 31, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (96.17%)
COMMUNICATION SERVICES – (10.40%)
Media & Entertainment – (10.40%)
Baidu, Inc., Class A, ADR (China)*	6,600	$1,139,358
Fang Holdings Ltd., Class A, ADR (China)*	296,857	501,688
iQIYI, Inc., Class A, ADR (China)*	70,043	1,409,265
Naspers Ltd. - N (South Africa)	28,930	6,630,644
	Total Communication Services	9,680,955
CONSUMER DISCRETIONARY – (24.81%)
Consumer Services – (11.47%)
New Oriental Education & Technology Group, Inc., ADR (China)*	109,632	8,446,049
Tarena International, Inc., Class A, ADR (China)	339,852	2,229,429
		10,675,478
Retailing – (13.34%)
Alibaba Group Holding Ltd., ADR (China)*	40,016	6,742,296
Ctrip.com International, Ltd., ADR (China)*	38,280	1,274,724
JD.com, Inc., Class A, ADR (China)*	177,162	4,402,476
		12,419,496
	Total Consumer Discretionary	23,094,974
ENERGY – (4.84%)
Encana Corp. (Canada)	350,786	2,413,408
Seven Generations Energy Ltd., Class A (Canada)*	268,844	2,086,996
	Total Energy	4,500,404
FINANCIALS – (25.01%)
Banks – (14.13%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	99,100	3,473,455
Danske Bank A/S (Denmark)	123,778	2,286,773
DBS Group Holdings Ltd. (Singapore)	223,710	3,974,999
DNB ASA (Norway)	192,700	3,412,368
		13,147,595
Diversified Financials – (6.30%)
Capital Markets – (5.27%)
Julius Baer Group Ltd. (Switzerland)	68,833	2,756,227
Noah Holdings Ltd., ADS (China)*	45,856	2,155,232
		4,911,459
Consumer Finance – (1.03%)
Yirendai Ltd., ADR (China)	85,672	956,957
		5,868,416
Insurance – (4.58%)
Multi-line Insurance – (4.58%)
Sul America S.A. (Brazil)	484,300	4,262,456
	Total Financials	23,278,467
HEALTH CARE – (3.46%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.46%)
Novartis AG, ADR (Switzerland)	18,896	1,653,778
Roche Holding AG - Genusschein (Switzerland)	5,904	1,567,058
	Total Health Care	3,220,836
INDUSTRIALS – (19.99%)
Capital Goods – (14.31%)
Brenntag AG (Germany)	19,250	908,884
Ferguson PLC (United Kingdom)	61,581	4,114,403

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	January 31, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Safran S.A. (France)	31,687	$4,152,792
Schneider Electric SE (France)	58,343	4,145,663
		13,321,742
Transportation – (5.68%)
Azul S.A., ADR (Brazil)*	21,318	644,869
CAR Inc. (China)*	214,080	178,147
InterGlobe Aviation Ltd. (India)	189,822	3,164,278
ZTO Express (Cayman) Inc., Class A, ADR (China)	75,901	1,299,425
		5,286,719
	Total Industrials	18,608,461
INFORMATION TECHNOLOGY – (4.65%)
Technology Hardware & Equipment – (4.65%)
Hollysys Automation Technologies Ltd. (China)	209,644	4,322,859
	Total Information Technology	4,322,859
MATERIALS – (3.01%)
LafargeHolcim Ltd. (Switzerland)	59,950	2,803,076
	Total Materials	2,803,076
TOTAL COMMON STOCK – (Identified cost $94,998,661)		89,510,032
SHORT-TERM INVESTMENTS – (4.43%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $1,466,105 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-10.00%, 02/25/19-02/01/57, total market value $1,495,320)	$1,466,000	1,466,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.55%, 02/01/19, dated 01/31/19, repurchase value of $610,043 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 01/02/20, total market value $622,200)	610,000	610,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.58%, 02/01/19, dated 01/31/19, repurchase value of $879,063 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.53%-4.50%, 07/01/28-11/20/62, total market value $896,580)	879,000	879,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.57%, 02/01/19, dated 01/31/19, repurchase value of $1,172,084 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.15%-4.00%, 11/01/25-02/01/49, total market value $1,195,440)	1,172,000	1,172,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,127,000)		4,127,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	January 31, 2019 (Unaudited)

	Total Investments – (100.60%) – (Identified cost $99,125,661)	$93,637,032
	Liabilities Less Other Assets – (0.60%)	(561,124)
	Net Assets – (100.00%)	$93,075,908

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
January 31, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
January 31, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2019 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$26,834,065	$4,476,644	$38,067,585	$9,680,955
Consumer Discretionary	28,152,737	–	52,351,478	23,094,974
Energy	8,485,000	–	13,285,118	4,500,404
Financials	69,943,711	135,770,691	53,056,276	23,278,467
Health Care	1,683,549	–	–	3,220,836
Industrials	25,132,638	–	21,862,983	18,608,461
Information Technology	–	–	12,906,324	4,322,859
Materials	2,795,595	–	3,464,873	2,803,076
Total Level 1	163,027,295	140,247,335	194,994,637	89,510,032
Level 2 – Other Significant Observable Inputs:
Short-term securities	11,172,000	712,000	708,000	4,127,000
Total Level 2	11,172,000	712,000	708,000	4,127,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$174,199,295	$140,959,335	$195,702,637	$93,637,032

Federal Income Taxes

At January 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Unrealized appreciation	$13,233,543	$5,285,986	$11,066,586	$3,411,423
Unrealized depreciation	(9,565,625)	(7,497,534)	(33,392,362)	(9,160,446)
Net unrealized appreciation (depreciation)	$3,667,918	$(2,211,548)	$(22,325,776)	$(5,749,023)
Aggregate cost	$170,531,377	$143,170,883	$218,028,413	$99,386,055

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer, principal financial officer and principal accounting officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 29, 2019

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 29, 2019